Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Schedule of commitments accounted for in off-balance sheet accounts
	2019	2020
	MCh$	MCh$
Off-balance-sheet accounts
Warranty by endorsement and sureties	280,838	224,079
Confirmed foreign letters of credit	94,673	58,299
Issued foreign letters of credit	316,916	343,663
Performance guarantees	2,283,390	2,214,370
Undrawn credit lines	7,870,260	7,650,382
Other commitments	155,163	107,707

Transactions on behalf of third parties
Collections	144,043	157,671
Third-party resources managed by the Bank:
Financial assets managed on behalf of third parties	6,418	16,024
Other assets managed on behalf of third parties	—	—
Financial assets acquired on its own behalf	73,140	80,788

Fiduciary activities
Securities held in safe custody in the Bank	2,677,353	2,023,313
Securities held in safe custody in other entities	18,719,297	18,467,801
Total	32,621,491	31,344,097

Schedule of estimated date of completion of the respective litigation
	As of December 31, 2020
	2021	2022	2023	2024	2025	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Legal contingencies	43	30	4	167	—	244

Schedule of guarantees given in relation to subsidiary's business activities
	2019	2020
	MCh$	MCh$
Guarantees:
Shares delivered to cover simultaneous forward sales transactions:
Santiago Securities Exchange, Stock Exchange	85,302	47,684
Electronic Chilean Securities Exchange, Stock Exchange	6,843	20,227

Fixed income securities to guarantee CCLV system:
Santiago Securities Exchange, Stock Exchange	7,985	10,000
Shares delivered to guarantee equity lending and short-selling:
Santiago Securities Exchange, Stock Exchange	382	2,858
Total	100,512	80,769

Schedule of insurance policies contracted
Matter insured	Amount Insured (UF)
Errors and omissions liability policy	60,000
Civil responsibility policy	500